EBITDA Defined by Segment to Consolidated Income from Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Unallocated corporate expenses	$ 27,421	$ 20,511	$ 11,171
Refinancing costs		72,454
Income from continuing operations before income taxes	487,869	229,425	250,835
Reportable Subsegments
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	809,019	589,874	411,609
Depreciation and amortization	68,227	60,460	30,165
Interest expense-net	211,906	185,256	112,234
Acquisition-related costs	18,866	29,711	11,682
Stock option expense	22,151	12,568	6,693
Refinancing costs		72,454
Reportable Subsegments | Power & Control
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	410,259	349,239	288,592
Depreciation and amortization	21,565	22,368	19,719
Reportable Subsegments | Airframe
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	402,048	244,624	119,488
Depreciation and amortization	44,128	36,825	9,444
Reportable Subsegments | Non-aviation
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	24,133	16,522	14,700
Depreciation and amortization	2,393	980	923
Reportable Subsegments | Total Segments
Segment Reporting, Reconciliation of Operating Income Segment to Consolidated [Line Items]
Income from continuing operations before income taxes	$ 836,440	$ 610,385	$ 422,780